(Loss) Income per Share	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
(Loss) Income per Share
(Loss) Income per Share

Note 7. (Loss) Income per Share

Basic (loss) income per share is computed by dividing the net (loss) income adjusted for preferred stock dividends by the weighted average number of common shares outstanding during the period. Diluted (loss) income per share includes the weighted average common shares outstanding and potentially dilutive common stock equivalents. Basic and diluted (loss) income per share for the nine months ended February 28, 2026 and 2025 were calculated as follows:

	Nine months ended February 28,
(in thousands, except per share amounts)	2026	2025
Numerator:
Net (loss) income	$(32,837)	$9,701
Less: Accrued preferred stock dividends	(1,106)	(1,106)
Basic net (loss) income applicable to common stockholders	(33,943)	8,595
Diluted net (loss) income applicable to common stockholders	$(33,943)	$8,595

Denominator:
Basic weighted average common shares outstanding	1,262,834	1,194,561
Effect of dilutive securities:
Warrant exercises	—	30,352
Preferred stock conversions	—	625
Diluted weighted average common shares outstanding	1,262,834	1,225,538

Basic (loss) income per share	$(0.03)	$0.01
Diluted (loss) income per share	$(0.03)	$0.01

The table below shows the approximate number of shares of common stock issuable upon the exercise, vesting, or conversion of outstanding options, PSUs, warrants, convertible notes, and convertible preferred stock (including undeclared dividends) that were not included in the computation of diluted weighted average number of shares of common stock outstanding for the periods presented:

	nine months ended February 28,
(in thousands)	2026	2025
Stock options, PSUs, and warrants	341,956	231,027
Convertible notes	12,000	12,000
Convertible preferred stock	42,232	39,265

Note 7. Income (loss) per Common Share

Basic income (loss) per share is computed by dividing the net income (loss) adjusted for preferred stock dividends by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share includes the weighted average common shares outstanding and potentially dilutive common stock equivalents. For periods in which the Company has generated a net loss, the basic and diluted weighted average shares outstanding are the same, since including the additional shares would have an anti-dilutive effect on the loss per share.

The reconciliation of the numerators and denominators of the basic and diluted net income (loss) per share computations are as follows:

	Years ended May 31,
(in thousands, except per share amounts)	2025	2024
Numerator:
Net income (loss)	$3,745	$(49,841)
Less: Accrued preferred stock dividends	(1,483)	(1,483)
Net income (loss) applicable to common stockholders	$2,261	$(51,324)
Denominator:
Basic weighted average common shares outstanding	1,205,755	969,509
Effect of dilutive securities:
Warrant exercises	34,821	—
Option exercises	2,346	—
Diluted weighted average common shares outstanding	1,242,922	969,509

Basic income (loss) per share	0.00	(0.05)
Diluted income (loss) per share	0.00	(0.05)

Refer to Note 13, Subsequent Events for additional information regarding the shares issued subsequent to May 31, 2025.

The table below shows the numbers of shares of common stock issuable upon the exercise, vesting, or conversion of outstanding options, warrants, unvested restricted stock (including those subject to performance conditions), convertible preferred stock (including undeclared dividends), and convertible notes that were not included in the computation of the diluted weighted average number of shares of common stock outstanding for the periods presented:

	Years ended, May 31
(in thousands)	2025	2024
Stock options, PSUs, and warrants	217,785	387,294
Convertible notes	12,000	12,000
Convertible preferred stock	40,013	37,046